Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 27, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST AllianzGI World Trends Portfolio
AST Goldman Sachs Multi-Asset Portfolio
AST Mid-Cap Growth Portfolio
AST Western Asset Emerging Markets Debt Portfolio

Supplement dated June 22, 2020 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above-listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus.

A. AST Goldman Sachs Multi-Asset Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST Goldman Sachs Multi-Asset Portfolio is revised as follows, effective July 1, 2020:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Goldman Sachs Multi-Asset Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.76%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.05%
+Acquired Fund Fees and Expenses	0.02%
=Total Annual Portfolio Operating Expenses	1.08%
-Fee Waiver and/or Expense Reimbursement	(0.17)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.91%

(1) The Manager has contractually agreed to waive 0.132% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 0.91% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Goldman Sachs Multi-Asset Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Multi-Asset	$93	$327	$579	$1,302

B. AST Mid-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST Mid-Cap Growth Portfolio is revised as follows, effective July 1, 2020:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Mid-Cap Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.81%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	1.08%
-Fee Waiver and/or Expense Reimbursement	(0.03)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.

(1) The Manager has contractually agreed to waive 0.0047% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 1.05% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Mid-Cap Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Mid-Cap Growth	$107	$340	$593	$1,314

C. AST Western Asset Emerging Markets Debt Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST Western Asset Emerging Markets Debt Portfolio is revised as follows, effective July 1, 2020:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Western Asset Emerging Markets Debt Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.68%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.17%
=Total Annual Portfolio Operating Expenses	1.10%
-Fee Waiver and/or Expense Reimbursement	(0.03)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.07%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented during the most recently completed fiscal year and after the end of the most recent fiscal year.

(1) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 1.07% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Western Asset Emerging Markets Debt Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Western Asset Emerging Markets Debt	$109	$347	$603	$1,338

D. Amended Subadvisory Agreement with Allianz Global Investors U.S. LLC for the AST AllianzGI World Trends Portfolio and Additional Management Fee Waiver

The Board of Trustees of the Trust recently approved amending the subadvisory agreement among PGIM Investments LLC and AST Investments Services, Inc. (collectively, the Manager) and Allianz Global Investors U.S. LLC to reflect a new subadvisory fee schedule for the AST AllianzGI World Trends Portfolio (the AllianzGI Portfolio). In addition, the Manager has agreed to an additional management fee waiver for the AllianzGI Portfolio. These changes are expected to become effective July 1, 2020.

To reflect these changes, the Prospectus is hereby revised as follows, effective July 1, 2020:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AllianzGI Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.75%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	1.02%
-Fee Waiver and/or Expense Reimbursement	(0.05)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.97%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.

(1) The Manager has contractually agreed to waive 0.029% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.018% of its investment management fee through June 30, 2021. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AllianzGI Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AllianzGI World Trends	$99	$320	$558	$1,243

AST Goldman Sachs Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Goldman Sachs Multi-Asset Portfolio

Supplement dated June 22, 2020 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above-listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus.

A. AST Goldman Sachs Multi-Asset Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST Goldman Sachs Multi-Asset Portfolio is revised as follows, effective July 1, 2020:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Goldman Sachs Multi-Asset Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.76%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.05%
+Acquired Fund Fees and Expenses	0.02%
=Total Annual Portfolio Operating Expenses	1.08%
-Fee Waiver and/or Expense Reimbursement	(0.17)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.91%

(1) The Manager has contractually agreed to waive 0.132% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 0.91% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Goldman Sachs Multi-Asset Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Multi-Asset	$93	$327	$579	$1,302

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
AST Goldman Sachs Multi-Asset Portfolio | AST Goldman Sachs Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+Other Expenses	rr_OtherExpensesOverAssets	0.05%
+Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[1]
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	$ 1,302
AST MID-CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Mid-Cap Growth Portfolio

Supplement dated June 22, 2020 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above-listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus.

B. AST Mid-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST Mid-Cap Growth Portfolio is revised as follows, effective July 1, 2020:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Mid-Cap Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.81%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	1.08%
-Fee Waiver and/or Expense Reimbursement	(0.03)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.

(1) The Manager has contractually agreed to waive 0.0047% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 1.05% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Mid-Cap Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Mid-Cap Growth	$107	$340	$593	$1,314

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.
AST MID-CAP GROWTH PORTFOLIO | AST MID-CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%	[2]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
+Other Expenses	rr_OtherExpensesOverAssets	0.02%	[2]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	593
10 Years	rr_ExpenseExampleYear10	$ 1,314
AST Western Asset Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Western Asset Emerging Markets Debt Portfolio

Supplement dated June 22, 2020 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above-listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus.

C. AST Western Asset Emerging Markets Debt Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the AST Western Asset Emerging Markets Debt Portfolio is revised as follows, effective July 1, 2020:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Western Asset Emerging Markets Debt Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.68%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.17%
=Total Annual Portfolio Operating Expenses	1.10%
-Fee Waiver and/or Expense Reimbursement	(0.03)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.07%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented during the most recently completed fiscal year and after the end of the most recent fiscal year.

(1) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 1.07% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AST Western Asset Emerging Markets Debt Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Western Asset Emerging Markets Debt	$109	$347	$603	$1,338

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented during the most recently completed fiscal year and after the end of the most recent fiscal year.
AST Western Asset Emerging Markets Debt Portfolio | AST Western Asset Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.68%	[4]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
+Other Expenses	rr_OtherExpensesOverAssets	0.17%	[4]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%	[4]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	603
10 Years	rr_ExpenseExampleYear10	$ 1,338
AST AllianzGI World Trends Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST AllianzGI World Trends Portfolio

Supplement dated June 22, 2020 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) for the above-listed portfolios and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus.

D. Amended Subadvisory Agreement with Allianz Global Investors U.S. LLC for the AST AllianzGI World Trends Portfolio and Additional Management Fee Waiver

The Board of Trustees of the Trust recently approved amending the subadvisory agreement among PGIM Investments LLC and AST Investments Services, Inc. (collectively, the Manager) and Allianz Global Investors U.S. LLC to reflect a new subadvisory fee schedule for the AST AllianzGI World Trends Portfolio (the AllianzGI Portfolio). In addition, the Manager has agreed to an additional management fee waiver for the AllianzGI Portfolio. These changes are expected to become effective July 1, 2020.

To reflect these changes, the Prospectus is hereby revised as follows, effective July 1, 2020:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AllianzGI Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fees	0.75%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
=Total Annual Portfolio Operating Expenses	1.02%
-Fee Waiver and/or Expense Reimbursement	(0.05)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.97%

*Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.

(1) The Manager has contractually agreed to waive 0.029% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.018% of its investment management fee through June 30, 2021. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary section of the Prospectus for the AllianzGI Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AllianzGI World Trends	$99	$320	$558	$1,243

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.
AST AllianzGI World Trends Portfolio | AST AllianzGI World Trends Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[2]
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
+Other Expenses	rr_OtherExpensesOverAssets	0.02%	[2]
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%	[2],[6]
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	$ 1,243

[1]	The Manager has contractually agreed to waive 0.132% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 0.91% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.
[2]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented after the end of the most recent fiscal year.
[3]	The Manager has contractually agreed to waive 0.0047% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 1.05% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
[4]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio's Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations implemented during the most recently completed fiscal year and after the end of the most recent fiscal year.
[5]	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 1.07% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
[6]	The Manager has contractually agreed to waive 0.029% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.018% of its investment management fee through June 30, 2021. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.